GCAT 2023-NQM1 Trust ABS-15G

Exhibit 99.42

Loan Number	Marketing ID	Seller Loan Number	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Valuation Comments	General Comments	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
xx	711733747632	xx	Virginia	Non-QM/Compliant	3	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL     Charged: 4.671%    Allowed: 4.670%    Overby: +0.001%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) ROR not hand dated by borrower(s) - EV R
COMMENT:   Right of Rescission incomplete due to missing expiration date, signed and hand dated by the borrowers.

															01/27/2022 - Received both borrowers signed & dated ROR. Condition has been resolved.			Appraisal has provided 3 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Primary	Refinance	749	3	xx	23	$4,542.42	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		44.953%		Full Documentation	QC Complete	12/15/2022
xx	789507713564	xx	Maryland	Non-QM/Compliant	2	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL     Charged: 5.249%     Allowed: 4.670%     Overby: +0.579%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the MD COMAR higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
Code of Maryland Regulations (COMAR). While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to certain disclosure requirements, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

MD COMAR Higher-Priced Mortgage Loan Test: FAIL     Charged: 5.249%    Allowed: 4.670%    Overby: +0.579%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation Maryland COMAR 09.03.06.02B(13) , COMAR
															09.03.09.02B(6).			Appraisal verified with 6 comparables		Single Family	xx	xx	xx	Primary	Purchase	733		xx	11.1	$12,454.43	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:		22.701%	Yes	Alternative	QC Complete	12/15/2022
xx	811964698810	xx	New Jersey	Non-QM/Compliant	3	2	2	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 6.013%    Allowed: 4.780%     Overby: +1.233%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   Deed of trust (Mortgage) is present in loan file however borrower signature is missing. Provide Deed of trust/ Mortgage document along with signatures.

															3/4/2022 - Received DOT document and condition has been resolved	*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Approved guideline exception in file to use Private VOR due to missing checks for the missing months of Feb and March.	Reserves: $75k DTI: 7.34/7.56 FICO: 757 Years on Job: 7 Mortgage History: Mortgage is on time	Value Supported #6 comparables		Single Family	xx	xx	xx	Primary	Refinance	757	0.66	xx	22	$28,846.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		7.791%		Alternative	QC Complete	12/15/2022
xx	772633360846	xx	California	Non-QM/Compliant	4	1	1	1	1	No	No	*** (CURED) Higher-Priced Mortgage Loan test Fail - EV R
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL     Charged: 5.771%    Allowed: 4.780%    Overby: +0.991%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation 1026.35(b), (c) and (d).

*** (CURED) Higher Price Mortgage Loan - EV R
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test: FAIL     Charged: 5.771%    Allowed: 4.780%    Overby: +0.991%

Resolved: HPML loans are allowed per originator’s guidelines.  File was reviewed to ensure that it is compliant with regulation CA AB 260, California Financial Code Division 1.9 4995(a).

*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   As per guideline 'xx Mortgage Guidelines 2021-10-01 Final' Citizenship "Non-permanent resident alien" is not permitted under the Corex loan program.

															02/16/2022 - Received LOX, ITIN assignment document & borrower ID as this is an ITIN program. Condition has been resolved.			Appraisal has provided 5 comps to support the opinion of value. Appraisal has ticked on AS IS xx with the appraised value xx.		Single Family	xx	xx	xx	Primary	Purchase	770		xx	8	$17,992.14	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		34.723%	No	Alternative	QC Complete	12/15/2022